SIGNIFICANT ACCOUNTING POLICIES (Schedule of condensed interim consolidated statement of financial position) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Long-term deferred revenues		$ 1,158	$ 988
Accumulated deficit		(130,715)	$ (129,409)
As Reported [Member]
Statement Line Items [Line Items]
Long-term deferred revenues	[1]	1,365
Accumulated deficit		(130,715)
Adjustments [Member]
Statement Line Items [Line Items]
Long-term deferred revenues	[1]	(369)
Accumulated deficit		369
Amounts without adoption of IFRS 15 [Member]
Statement Line Items [Line Items]
Long-term deferred revenues	[1]	987
Accumulated deficit		$ (130,346)

[1]	Comprised of short term deferred revenues classified in other payable and long term deferred revenues.